STOCKHOLDERS' EQUITY (Details 7) (USD $)	2 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended			28 Months Ended	0 Months Ended	1 Months Ended			0 Months Ended	12 Months Ended			0 Months Ended			1 Months Ended		2 Months Ended	0 Months Ended			1 Months Ended		2 Months Ended	0 Months Ended		0 Months Ended			1 Months Ended
	Feb. 29, 2012	Jun. 30, 2013	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Dec. 03, 2012 Private placement	May 31, 2013 Stock Warrants	Mar. 31, 2012 Stock Warrants	Feb. 23, 2012 Stock Warrants	Mar. 06, 2012 Stock Warrants Consultants	Dec. 31, 2012 Stock Warrants Consultants	Feb. 23, 2012 Stock Warrants Platinum	Feb. 23, 2012 Stock Warrants Lakewood	Apr. 05, 2012 Stock Warrants Victoria Gold. and Victoria Resources (US) Inc.	Dec. 16, 2013 Common Stock	Jun. 19, 2012 Common Stock	Apr. 30, 2012 Common Stock	Mar. 31, 2012 Common Stock	Mar. 31, 2014 Common Stock	Dec. 03, 2012 Common Stock Private placement	Apr. 05, 2012 Common Stock Victoria Gold. and Victoria Resources (US) Inc. acre	Mar. 30, 2012 Common Stock Stock Warrants	Mar. 31, 2012 Common Stock Stock Warrants	Feb. 29, 2012 Common Stock Stock Warrants	Feb. 29, 2012 Common Stock Stock Warrants	Dec. 03, 2012 Common Stock Stock Warrants Private placement	Mar. 06, 2012 Common Stock Stock Warrants Consultants	Apr. 05, 2012 Common Stock Stock Warrants Victoria Gold. and Victoria Resources (US) Inc.	Feb. 23, 2012 Convertible Series D Preferred Stock item	Feb. 23, 2012 Convertible Series D Preferred Stock Stock Warrants	Aug. 31, 2013 Convertible Series E Preferred Stock	Aug. 31, 2013 Convertible Series E Preferred Stock Stock Warrants
Common Stock Warrants
Number of units sold	2,237,500
Net proceeds from sale of units	$ 847,500
Purchase price per unit (in dollars per share)	$ 0.40							$ 0.33
Number of common stock per unit	1
Term of warrants																											2 years			2 years				3 years
Percentage of the number of share of common stock issuable upon conversion used to calculate warrant rights																											50.00%							40.00%
Warrants issued to acquire shares of Common Stock (in shares)																											1,118,750	3,787,819				8,750,000		13,435,590
Exercise price (in dollars per share)											$ 0.40	$ 0.45														$ 0.60	$ 0.60	$ 0.50		$ 0.60				$ 0.40
Percentage of closing price for the common stock on the business day immediately prior to the date of exercise																											100.00%
Number of shares of common stock issued for each warrant																				6,229,718				2,967,143	336,974	2,925,601
Number of stock warrants on a cashless basis exercised										11,399,150														5,250,000	968,750	5,180,400
Number of subscribers that entered stock purchase agreement																															2
Shares issued in Stock Purchase Agreement																		12,500,000	4,385,716			9,469,548									1,000,000		10,533
Proceeds from sale of preferred stock, net of issuance costs				10,227,079	1,000,000		14,511,475																								1,000,000		10,200,000
Number of shares of common stock to be acquired for warrants issued												400,000		4,144,320	1,036,080															5,000,000				12,639,600
Stock price (in dollars per share)																													$ 0.45
Number of warrants												400,000
Grant date fair value (in dollars per share)												$ 0.41				$ 0.22
Total value of option												163,155				1,109,441																773,371		1,912,867
Assumptions used to calculate fair value of the warrant
Expected volatility (as a percent)												110.00%				105.00%																110.00%		86.00%
Expected life												10 years				2 years																5 years		3 years
Risk free interest rate (annual) (as a percent)												1.98%				0.35%																0.88%
Stock-based compensation expense													163,155
Common stock in connection with the acquisition of mineral rights (in shares)																							10,000,000
Acres of Property																							13,300
Proceeds from issuance of common stock and warrants private placement								3,124,950
Common stock issued to placement agent in connection with sale of common stock (in shares)																		234,375				303,030
Warrants issued to placement agent (in shares)																												121,212
Consideration paid for placement agent services						370,583		100,000
Warrant settlement expense		45,484	45,484	45,484	4,883,196		9,727,680		45,484
Warrant cancelled (in shares)									3,446,748
Common stock repurchased (in shares)																	127,015				492,513
Value of common stock repurchased				$ 44,455													$ 44,455				$ 181,421